UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     PACIFIC MANAGEMENT LTD.
Address:  222 KEARNY ST. #204
          SAN FRANCISCO, CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  KARIN BLAIR
Title: GENERAL PARTNER
Phone: 415-362-1209
Signature, Place, and Date of Signing:

/s/ Karin Blair  222 Kearney St. #204, San Francisco, CA 94108  8/1/00
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 48085

List of Other Included Managers:

No.  13F File Number     Name

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
Akorn, Inc.                                     009728106   1770    223000
Aphton, Inc.                                    03759P101   2600    101000
Applix, Inc.                                    038316105   1923    248100
Aware                                           05453N100   2070     40500
BEI Technologies, Inc.                          05538P104   1902     74400
Careside                                        141728105    288     57013
Catalytica, Inc.                                148885106   1594    144900
Cobalt Networks, Inc.                           19074R101    289      5000
Conceptus, Inc.                                 206016107    104     13000
Copart                                          217204106    912     57000
CyberSource Corp.                               23251J106   1044     75596
Cyberonics                                      23250P102   1410    117500
Dianon Systems                                  252826102   4368    173000
Entrust                                         293848107    290      3500

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
FVC.Com                                         30266P100    587     75800
Frontline Capital Group                         35921N101   1298     60900
Geokinetics                                     372910109     73    260000
Infonautics Inc - Class A                       456662105   1660    379500
Information Resource Engineering                45675F303   1515     60000
Investment Technology Group                     46145F105   1805     45700
Micro Therapeutics                              59500W100    372     72700
NextCard                                        65222K107   1479    174000
Packeteer Inc.                                  695210104   3465    119000
Pharmacyclics                                   716933106   1525     25000
Piercing Pagoda                                 720773100   1645    113450
Polycom, Inc.                                   73172K104   2352     25000
Primus Knowledge Solutions                      74163Q100   1350     30000
ProBusiness                                     742674104    777     29250
Proxim                                          744284109   1583     16000
SS&C Technology                                 85227Q100     85     20000
SonicWall, Inc.                                 835470105   2641     30000

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
SonoSite, Inc.                                  83568G104   1368     47500
Strouds                                         863451100     96     54100
Torex Resources, Inc.
 (Canadian)                                     890915101    136    200000
Vaxgen Inc.                                     922390208    234     10714
Visx, Inc.                                      92844S105    140      5000
eBenX, Inc.                                     278668108   1335     63000
TOTAL VALUE                                                48085